IVA FIDUCIARY TRUST IVA Worldwide Fund IVA International Fund

Supplement dated May 28, 2019 to the Prospectus
dated January 31, 2019 for the IVA Worldwide Fund and IVA International Fund

This supplement updates information in the Prospectus of the IVA Fiduciary Trust (the “Trust”) dated January 31, 2019. You may obtain copies of the Prospectus free of charge, upon request, by calling the toll-free number (866) 941-4482 or by visiting the Trust’s website at www.ivafunds.com.

The Board of Trustees of the Trust approved the implementation of breakpoints for the IVA Worldwide Fund and the IVA International Fund. Effective June 3, 2019, the management fee for each Fund is 0.80% of the Fund's average daily net assets annually up to $5 billion; 0.75% of the Fund's average daily net assets annually in excess of $5 billion and up to $10 billion; and 0.70% of the Fund's average daily net assets annually in excess of $10 billion. The Fees and Expenses section of each Fund has been revised below to reflect these breakpoints.

The following disclosure replaces the section entitled “Fees and Expenses” on page S-1:

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Worldwide Fund. You may qualify for a sales charge discount on Class A shares of the Worldwide Fund if you or your family invest at least $25,000 in one or more Funds that are series of the IVA Funds. More information about discounts is available from your financial consultant and in Distribution Arrangements starting on page 18 of the Prospectus. If you purchase Class I shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.

	Class A	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price) (on Class A purchases of $1 million or more)	0.75%	1.00%	None
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	2.00%	2.00%	2.00%

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	0.79%	0.79%	0.79%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses*	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	1.15%	1.90%	0.90%

*Management Fees have been restated to reflect the contractual management fee schedule effective June 3, 2019. Other Expenses have also been restated to reflect current fees.

Example. This Example is intended to help you compare the costs of investing in the Worldwide Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Worldwide Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Worldwide Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$611	$847	$1,101	$1,828
Class C Shares	$293	$597	$1,026	$2,222
Class I Shares	$92	$287	$498	$1,108

You would pay the following expenses if you did not redeem your Class C shares of the Worldwide Fund:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$193	$597	$1,026	$2,222

The following disclosure replaces the section entitled “Fees and Expenses” on page S-7:

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the International Fund. You may qualify for a sales charge discount on Class A shares of the International Fund if you or your family invest at least $25,000 in one or more Funds that are series of the IVA Funds. More information about discounts is available from your financial consultant and in Distribution Arrangements starting on page 18 of the Prospectus. If you purchase Class I shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.

	Class A	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price) (on Class A purchases of $1 million or more)	0.75%	1.00%	None
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	2.00%	2.00%	2.00%

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses*	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	1.16%	1.91%	0.91%

* Management Fees have been restated to reflect the contractual management fee schedule effective June 3, 2019. Other Expenses have also been restated to reflect current fees.

Example. This Example is intended to help you compare the costs of investing in the International Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the International Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$612	$850	$1,106	$1,839
Class C Shares	$294	$600	$1,032	$2,233
Class I Shares	$93	$290	$504	$1,120

You would pay the following expenses if you did not redeem your Class C shares of the International Fund:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$194	$600	$1,032	$2,233

The following disclosure is added under “Investment Management Fee” on page 6 in the section entitled “Investment Adviser”:

Effective June 3, 2019, the management fee for each of the IVA Worldwide Fund and the IVA International Fund is 0.80% of the Fund's average daily net assets annually up to $5 billion; 0.75% of the Fund's average daily net assets annually in excess of $5 billion and up to $10 billion; and 0.70% of the Fund's average daily net assets annually in excess of $10 billion.

The following disclosure is added after the final bullet under “Class I Shares” beginning on page 11 in the section entitled “Investment Options – Class A, Class C and Class I Shares”:

The Funds do not charge any initial sales charge, deferred sales charge or other asset-based fee for sales or distribution of Class I shares. However, if you purchase Class I shares through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker in an amount determined and separately disclosed to you by the broker. Other share classes have different fees and expenses.

The following disclosure replaces the second paragraph beginning on page 12 in the section entitled “How to Redeem or Exchange Shares - General Information”:

Market closures during regular holidays in an applicable non-U.S. market that are not holidays observed in the U.S. market may prevent the Fund from executing securities transactions within the normal settlement period.  Unforeseeable closures of U.S. and non-U.S. markets may have a similar impact. For cash redemptions, each Fund typically expects to meet such redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio securities. In addition, under unusual or stressed market conditions, including during a period of time in which a securities exchange is closed, as well as for other temporary or emergency purposes, the Funds may be required to rely on other methods to satisfy shareholder redemption requests.  The Funds reserve the right to pay redemptions in-kind or enter into agreements in order to establish a line of credit or other borrowing arrangements should the Funds deem that stressful conditions may require such action in order to assist in meeting timely redemption requests. These conditions could result in the Funds suspending the right of redemption to the extent permitted by the 1940 Act or postponing the date of payment for up to seven days.

The following disclosure is added after the second paragraph on page 24 in the section entitled “Payments to Financial Firms”:

If you purchase Class I shares through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker in an amount determined and separately disclosed to you by the broker. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided, as well as about fees and/or commissions it charges.

Please retain this supplement for future reference.

IVA FIDUCIARY TRUST IVA Worldwide Fund IVA International Fund

Supplement dated May 28, 2019 to the
Statement of Additional Information dated January 31, 2019 for the IVA Worldwide Fund and IVA International Fund

This Supplement updates information in the Statement of Additional Information (the “SAI”) of the IVA Fiduciary Trust (the “Trust”) dated January 31, 2019. You may obtain a copy of the Funds’ SAI free of charge, upon request, by calling the toll-free number (866) 941-4482 or by visiting the Trust’s website at www.ivafunds.com.

The Board of Trustees of the Trust approved the implementation of breakpoints for the IVA Worldwide Fund and the IVA International Fund. Effective June 3, 2019, the management fee for each Fund is 0.80% of the Fund's average daily net assets annually up to $5 billion; 0.75% of the Fund's average daily net assets annually in excess of $5 billion and up to $10 billion; and 0.70% of the Fund's average daily net assets annually in excess of $10 billion.

The following disclosure replaces the fourth paragraph under “The Adviser” on page 33 in the section entitled “INVESTMENT ADVISORY AND OTHER SERVICES”:

As compensation for its services, effective June 3, 2019, each of the IVA Worldwide Fund and the IVA International Fund pays the Adviser a monthly fee at an annual rate of 0.80% of the Fund's average daily net assets annually up to $5 billion; 0.75% of the Fund's average daily net assets annually in excess of $5 billion and up to $10 billion; and 0.70% of the Fund's average daily net assets annually in excess of $10 billion.

Please retain this supplement for future reference.